Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (43,776)	$ (16,299)	$ (206,483)	$ (33,625)	$ (59,663)
Foreign currency translation adjustment	986	(2,913)	(655)	16,622	(3,949)
Comprehensive loss	$ (42,790)	$ (19,212)	(207,138)	(17,003)	(63,612)
Less:
Comprehensive loss attributable to noncontrolling interests					(2,107)
Total comprehensive loss attributable to Microvast Holdings, Inc.			$ (207,138)	$ (17,003)	$ (61,505)